SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling, general and administrative, research and development expense (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Selling expense	$ 229,092	$ 445,154	$ 306,574
General and administrative expense	1,396,655	1,366,888	1,968,672
Research and development expense	467,363	272,073
Total	$ 2,093,110	$ 2,084,115	$ 2,275,246